OTHER PAYABLE AND ACCRUED LIABILITIES - Schedule of Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Supplier deposits	[1]	¥ 86,132		¥ 63,826
Merchants deposits	[2]	80,643
Rental fee payables		438		5,383
IT related service fees		22,937
Accrued professional fees		8,179		8,229
Salaries and welfare payable		94,973		35,363
Taxes payable		40,498		74,807
Others		15,311		10,354
Accounts Payable and Other Accrued Liabilities, Current		¥ 349,111	$ 50,147	¥ 197,962

[1]	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.
[2]	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.